Bonds and money market funds - Additional information (Detail)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Disclosure of detailed information about Financial Assets [Line Items]
Average maturity period	21 days	6 months
Bottom of range
Disclosure of detailed information about Financial Assets [Line Items]
Stated interest rate	2.20%	1.70%
Top of range
Disclosure of detailed information about Financial Assets [Line Items]
Stated interest rate	4.10%	4.80%